Operating leases, Maturity of lease liabilities (FY) (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Maturity of Lease Liabilities [Abstract]
2020	$ 459	$ 444
2021	240	459
2022	5	240
2023		5
Total minimum lease payments	1,048	1,148
Less: amount of lease payments representing interest	130	162
Total operating lease costs	918	986
OperatingLeaseLiabilityCurrent	352	345	$ 0
Operating lease liability	$ 566	$ 641	$ 0